Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - EUR (€)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses
FCPA related charge	€ 231,700,000	€ 77,200,000	€ 223,980,000	€ 77,200,000